LABOR COSTS (Included Cost of sales and Selling, General and Administrative expenses) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) employee	Dec. 31, 2021 USD ($) employee	Dec. 31, 2020 USD ($) employee
Labor Costs [Abstract]
Wages, salaries and social security costs	$ 1,093,105	$ 878,347	$ 677,541
Termination benefits	22,246	18,677	25,265
Post-employment benefits (Note 20 (i))	46,381	43,287	36,093
Labor costs	$ 1,161,732	$ 940,311	$ 738,899
Number of employees | employee	20,510	20,142	20,173